Warrants (Details) - USD ($)					6 Months Ended		12 Months Ended
	Jun. 30, 2025	Nov. 08, 2024	Sep. 10, 2024	Jun. 11, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Oct. 31, 2025	Aug. 28, 2025	Dec. 31, 2024
Warrants (Details) [Line Items]
Common stock, share issued (in Shares)					758,660		152,206
Price per share		$ 2							$ 4.4
Convertible promissory note (in Dollars)							$ 500,000,000
Loan balances, percentage							100.00%
Percentage debt							30.00%
Convert outstanding balance (in Dollars)					$ 2,439,000	$ 0
Conversion issued (in Shares)	260,300
Warrant to purchase shares (in Shares)		351,424
Common stock exercisable period		5 years
Percentage of warrant exercise lender		19.90%
Common stock to be issued (in Shares)		319,952
Warrant to purchase share (in Shares)									250,000
Cumulative revenues (in Dollars)							$ 25,000,000
Common stock, price per share					$ 0.0001		$ 0.0001			$ 0.0001
Performance-Based Warrants [Member]
Warrants (Details) [Line Items]
Price per share									$ 6
Warrant to purchase share (in Shares)									350,000
Warrant [Member]
Warrants (Details) [Line Items]
Price per share					$ 2.13		0.0125
Common stock, price per share							$ 0.0001
X Group Note 1 [Member]
Warrants (Details) [Line Items]
Principal amount (in Dollars)				$ 312,500
Cash proceeds (in Dollars)				$ 250,000
X Group Warrant 1 [Member] | Senior Unsecured Promissory Note [Member]
Warrants (Details) [Line Items]
Common stock, share issued (in Shares)				150,000
Price per share				$ 2
Warrant term				5 years
Conversion price per share				$ 2
X Group [Member]
Warrants (Details) [Line Items]
Convertible promissory note term							2 years
Convertible interest rate							12.00%
X Group Note 2 [Member]
Warrants (Details) [Line Items]
Principal amount (in Dollars)			$ 125,000
Cash proceeds (in Dollars)			$ 100,000
Price per share		$ 2.41
X Group Debt [Member]
Warrants (Details) [Line Items]
Convert outstanding balance (in Dollars)		$ 771,085,000
Conversion issued (in Shares)		385,542
Private Placement [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Price per share							$ 15,957
Common Stock [Member]
Warrants (Details) [Line Items]
Conversion price per share							$ 2
Warrant to purchase shares (in Shares)								1,702,088